Deferred income tax - Major components of deferred tax assets and liabilities at the year end and their changes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
At 1 January	£ 66	£ 57
Exchange differences	(27)	(2)
Recognised in income statement	(14)	8	£ (23)
Recognised in other comprehensive income	(5)
Recognised in equity	2	(5)
Acquired in business combinations	446	8
At 31 December	468	66	57
Customer lists / intangibles
Deferred income tax
At 1 January	84	76
Exchange differences	(32)
Recognised in income statement	(1)	1
Acquired in business combinations	519	7
At 31 December	570	84	76
Accelerated tax depreciation
Deferred income tax
At 1 January	50	44
Exchange differences		(1)
Recognised in income statement	(4)	7
Acquired in business combinations	29
At 31 December	75	50	44
Provisions
Deferred income tax
At 1 January	(52)	(45)
Exchange differences	8	(1)
Recognised in income statement	(4)	(7)
Acquired in business combinations	(123)	1
At 31 December	(171)	(52)	(45)
IFRS 15 Contracts
Deferred income tax
At 1 January	9	8
Exchange differences	(2)
Recognised in income statement	2	1
Acquired in business combinations	24
At 31 December	33	9	8
Tax losses
Deferred income tax
At 1 January	(14)	(18)
Recognised in income statement	(2)	4
Recognised in other comprehensive income	(4)
Acquired in business combinations	(3)
At 31 December	(23)	(14)	(18)
Share-based payments
Deferred income tax
At 1 January	(15)	(9)
Recognised in income statement	(3)	(1)
Recognised in equity	2	(5)
At 31 December	(16)	(15)	(9)
Other
Deferred income tax
At 1 January	4	1
Exchange differences	(1)
Recognised in income statement	(2)	3
Recognised in other comprehensive income	£ (1)
At 31 December		£ 4	£ 1